Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2019 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Term and revolving facility agreement
Short and Long-term borrowings
Line of credit, maximum capacity	¥ 1,200,000
Debt instrument term	8 years
Carrying amount of collateral			¥ 95,650	$ 13,870
Spread on variable rate	0.295%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Hong Kong Branch of Zheshang Bank
Short and Long-term borrowings
Contract to company borrows		¥ 720,000
Debt interest rate		4.40%